Public Offering (Details Narrative) - $ / shares		9 Months Ended	12 Months Ended
	Feb. 18, 2022	Sep. 30, 2024	Dec. 31, 2023
Common Class A [Member]
Warrant exercise price		$ 11.50	$ 11.50
IPO [Member]
Stock issued during period for sale	11,500,000
IPO [Member] | Underwriters Over-Allotment Option Exercised [Member]
Stock issued during period for sale		11,500,000	11,500,000
Sale of share price		$ 10.00	$ 10.00